INCOME TAXES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 8. INCOME TAXES

As of December 31, 2012,and 2013 the Company had deferred tax assets amounting to approximately $142,000 and $813,669, respectively. These tax assets are a result of net operating losses and differences between the book and tax basis in oil and gas properties. A valuation allowance has been established due to the uncertainty of the utilization of the operating losses in future periods. As a result, in both years the deferred tax asset was reduced to zero and no income tax benefit was recorded. The net operating loss carry forwards will begin to expire in 2031.

The income tax effect of temporary differences comprising the deferred tax assets and deferred tax liabilities on the accompanying balance sheets is the result of the following:

	2013	2012
Deferred Tax Assets, Net
Net Operating Loss Carry forward	$635,240	$60,400
Basis of Property & Equipment	178,429	81,600
(Less: Valuation Allowance)	(813,669)	(142,000)

Total Deferred Income tax asset, Net	$-	$-

The provision for income taxes consists of the following components:

	2013	2012
Current Tax Benefit
Federal	$-	$27,000
State	-	8,000

	-	35,000

Deferred Tax Benefit
Federal	646,638	83,000
State	167,031	24,000

	813,669	107,000

Valuation Allowance
Federal	(646,638)	(110,000)
State	(167,031)	(32,000)

	(813,669)	(142,000)

Total	$-	$-